UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07177

Name of Fund:  BlackRock Mid Cap Value Opportunities Fund of
               BlackRock Mid Cap Value Opportunities Series, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock Mid Cap Value Opportunities Fund of BlackRock Mid Cap Value Opportunities Series, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 01/31/2008

Date of reporting period: 08/01/2007 - 10/31/2007

Item 1 - Schedule of Investments


BlackRock Mid Cap Value Opportunities Fund of
BlackRock Mid Cap Value Opportunities Series, Inc.


Schedule of Investments as of October 31, 2007 (Unaudited)                                                      (in U.S. dollars)

                                                  Shares
Industry                                            Held    Common Stocks                                               Value
North America

United States - 96.0%

Aerospace & Defense - 4.0%                       114,700    Curtiss-Wright Corp.                                  $     6,456,463
                                                  90,200    DRS Technologies, Inc.                                      5,181,088
                                                 185,100    Spirit Aerosystems Holdings, Inc. Class A (b)               6,426,672
                                                                                                                  ---------------
                                                                                                                       18,064,223

Biotechnology - 3.9%                              31,000    Cephalon, Inc. (b)                                          2,285,940
                                                 505,300    Human Genome Sciences, Inc. (a)(b)                          4,780,138
                                                 105,700    ImClone Systems, Inc. (a)(b)                                4,560,955
                                                 115,600    Millennium Pharmaceuticals, Inc. (b)                        1,366,392
                                                 221,600    PDL BioPharma, Inc. (a)(b)                                  4,697,920
                                                                                                                  ---------------
                                                                                                                       17,691,345

Capital Markets - 2.7%                            56,600    Pzena Investment Management, Inc. Class A (b)               1,096,908
                                                 313,800    TD Ameritrade Holding Corp. (b)                             6,006,132
                                                 155,900    Waddell & Reed Financial, Inc. Class A                      5,178,998
                                                                                                                  ---------------
                                                                                                                       12,282,038

Chemicals - 1.2%                                  57,600    Hercules, Inc.                                              1,083,456
                                                 161,600    Huntsman Corp.                                              4,258,160
                                                                                                                  ---------------
                                                                                                                        5,341,616

Commercial Banks - 1.6%                          113,900    Cullen/Frost Bankers, Inc.                                  6,057,202
                                                  38,600    Webster Financial Corp.                                     1,398,864
                                                                                                                  ---------------
                                                                                                                        7,456,066

Commercial Services & Supplies - 3.4%            592,300    Allied Waste Industries, Inc. (a)(b)                        7,486,672
                                                 214,100    Cintas Corp.                                                7,836,060
                                                                                                                  ---------------
                                                                                                                       15,322,732

Communications Equipment - 2.0%                1,018,300    Tellabs, Inc. (b)                                           8,971,223

Containers & Packaging - 1.7%                     57,600    Pactiv Corp. (b)                                            1,582,272
                                                 514,200    Smurfit-Stone Container Corp. (a)(b)                        6,226,962
                                                                                                                  ---------------
                                                                                                                        7,809,234

Electrical Equipment - 1.3%                      106,200    Hubbell, Inc. Class B                                       5,841,000

Electronic Equipment & Instruments - 2.0%        254,900    Ingram Micro, Inc. Class A (b)                              5,414,076
                                                  90,900    Tech Data Corp. (b)                                         3,575,097
                                                                                                                  ---------------
                                                                                                                        8,989,173

Energy Equipment & Services - 4.4%               279,600    BJ Services Co.                                             7,043,124
                                                 138,900    Dresser-Rand Group, Inc. (b)                                5,375,430
                                                 194,800    Rowan Cos., Inc.                                            7,593,304
                                                                                                                  ---------------
                                                                                                                       20,011,858

Health Care Equipment & Supplies - 1.7%          152,500    Edwards Lifesciences Corp. (a)(b)                           7,658,550

Health Care Providers & Services - 0.9%           79,500    LifePoint Hospitals, Inc. (b)                               2,426,340
                                                 420,837    Tenet Healthcare Corp. (a)(b)                               1,477,138
                                                                                                                  ---------------
                                                                                                                        3,903,478

Health Care Technology - 0.8%                    257,643    HLTH Corp. (a)(b)                                           3,635,342

Hotels, Restaurants & Leisure - 1.7%              72,800    CBRL Group, Inc.                                            2,904,720
                                                 147,760    Wyndham Worldwide Corp.                                     4,850,961
                                                                                                                  ---------------
                                                                                                                        7,755,681

Household Durables - 1.8%                        286,100    Newell Rubbermaid, Inc.                                     8,342,676

IT Services - 3.4%                               551,300    Convergys Corp. (b)                                        10,105,329
                                                 115,100    Global Payments, Inc.                                       5,474,156
                                                                                                                  ---------------
                                                                                                                       15,579,485

Insurance - 4.5%                                 408,900    Conseco, Inc. (a)(b)                                        6,456,531
                                                 334,600    HCC Insurance Holdings, Inc.                               10,001,194
                                                  70,700    Reinsurance Group of America, Inc.                          4,039,091
                                                                                                                  ---------------
                                                                                                                       20,496,816

Internet Software & Services - 1.7%              939,100    CNET Networks, Inc. (a)(b)                                  7,587,928

Life Sciences Tools & Services - 0.8%            147,200    Affymetrix, Inc. (a)(b)                                     3,747,712

Machinery - 1.3%                                 183,600    Timken Co.                                                  6,106,536

Media - 1.4%                                     372,800    Harte-Hanks, Inc.                                           6,572,464

Metals & Mining - 1.6%                           115,200    Nucor Corp.                                                 7,144,704

Multi-Utilities - 8.1%                           244,622    Alliant Energy Corp.                                        9,784,880
                                                 285,200    OGE Energy Corp.                                           10,923,160
                                                 210,200    Puget Energy, Inc. (a)                                      5,938,150
                                                 208,000    Wisconsin Energy Corp.                                      9,959,040
                                                                                                                  ---------------
                                                                                                                       36,605,230

Oil, Gas & Consumable Fuels - 7.1%               217,900    Cabot Oil & Gas Corp. Class A                               8,648,451
                                                 169,600    Newfield Exploration Co. (b)                                9,131,264
                                                  60,500    Noble Energy, Inc.                                          4,630,670
                                                 196,600    Plains Exploration & Production Co. (b)                    10,016,770
                                                                                                                  ---------------
                                                                                                                       32,427,155

Paper & Forest Products - 1.1%                    65,300    Weyerhaeuser Co.                                            4,956,923

Personal Products - 2.4%                         416,000    Alberto-Culver Co.                                         10,811,840

Pharmaceuticals - 4.8%                            82,700    Endo Pharmaceuticals Holdings, Inc. (b)                     2,423,110
                                                 574,100    King Pharmaceuticals, Inc. (b)                              6,085,460
                                                 362,400    Medicis Pharmaceutical Corp. Class A (a)                   10,759,656
                                                  85,300    Sepracor, Inc. (b)                                          2,349,162
                                                                                                                  ---------------
                                                                                                                       21,617,388

Real Estate Investment Trusts                     53,100    Alexandria Real Estate Equities, Inc.                       5,476,734
(REITs) - 4.4%                                   106,400    Brandywine Realty Trust                                     2,752,568
                                                 223,600    Dupont Fabros Technology, Inc. (b)                          4,802,928
                                                 323,300    FelCor Lodging Trust, Inc.                                  6,769,902
                                                                                                                  ---------------
                                                                                                                       19,802,132

Road & Rail - 1.0%                               162,400    J.B. Hunt Transport Services, Inc.                          4,501,728

Semiconductors & Semiconductor                   171,300    Microchip Technology, Inc.                                  5,682,021
Equipment - 3.2%                                 855,100    Micron Technology, Inc. (a)(b)                              8,987,101
                                                                                                                  ---------------
                                                                                                                       14,669,122

Software - 6.6%                                  125,600    BEA Systems, Inc. (b)                                       2,122,640
                                                 177,000    Novell, Inc. (b)                                            1,338,120
                                                 505,200    Parametric Technology Corp. (b)                             9,649,320
                                               1,030,800    TIBCO Software, Inc. (b)                                    9,462,744
                                                  57,900    VMware, Inc. (a)(b)                                         7,227,657
                                                                                                                  ---------------
                                                                                                                       29,800,481

Specialty Retail - 3.3%                          217,100    American Eagle Outfitters, Inc.                             5,162,638
                                                 382,500    Foot Locker, Inc.                                           5,695,425
                                                 217,000    The Gap, Inc.                                               4,101,300
                                                                                                                  ---------------
                                                                                                                       14,959,363

Textiles, Apparel & Luxury Goods - 0.7%          148,100    Jones Apparel Group, Inc.                                   3,101,214

Thrifts & Mortgage Finance - 2.1%                530,300    People's United Financial, Inc.                             9,428,734

Trading Companies & Distributors - 1.4%          138,900    United Rentals, Inc. (b)                                    4,748,991
                                                  40,200    WESCO International, Inc. (b)                               1,875,330
                                                                                                                  ---------------
                                                                                                                        6,624,321

                                                            Total Common Stocks
                                                            (Cost - $409,347,962) - 96.0%                             435,617,511



                                                            Exchange-Traded Funds
North America

United States - 3.4%

                                                 111,600    iShares Russell 1000 Growth Index Fund                      7,097,760
                                                  71,100    iShares Russell Midcap Growth Index Fund                    8,465,877

                                                            Total Exchange-Traded Funds
                                                            (Cost - $14,743,617) - 3.4%                                15,563,637



                                              Beneficial
                                                Interest    Short-Term Securities
                                          $    4,081,932    BlackRock Liquidity Series,
                                                            LLC Cash Sweep Series, 4.96% (c)(d)                         4,081,932
                                              51,172,600    BlackRock Liquidity Series,
                                                            LLC Money Market Series, 5.04% (c)(d)(e)                   51,172,600

                                                            Total Short-Term Securities
                                                            (Cost - $55,254,532) - 12.2%                               55,254,532

                                                            Total Investments (Cost - $479,346,111*) - 111.6%         506,435,680
                                                            Liabilities in Excess of Other Assets - (11.6%)          (52,770,597)
                                                                                                                  ---------------
                                                            Net Assets - 100.0%                                   $   453,665,083
                                                                                                                  ===============


  * The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                              $       482,192,426
                                                ===================
    Gross unrealized appreciation               $        42,677,217
    Gross unrealized depreciation                      (18,433,963)
                                                -------------------
    Net unrealized appreciation                 $        24,243,254
                                                ===================

(a) Security, or a portion of security, is on loan.

(b) Non-income producing security.

(c) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net              Interest
    Affiliate                                   Activity            Income

    BlackRock Liquidity Series, LLC
      Cash Sweep Series                     $       (64,425)    $    224,135
    BlackRock Liquidity Series, LLC
      Money Market Series                   $   (23,294,317)    $     88,051


(d) Represents the current yield as of October 31, 2007.

(e) Security was purchased with the cash proceeds from securities loans.

o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock Mid Cap Value Opportunities Fund of
BlackRock Mid Cap Value Opportunities Series, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Mid Cap Value Opportunities Fund of
       BlackRock Mid Cap Value Opportunities Series, Inc.


Date: December 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock Mid Cap Value Opportunities Fund of
       BlackRock Mid Cap Value Opportunities Series, Inc.


Date: December 19, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock Mid Cap Value Opportunities Fund of
       BlackRock Mid Cap Value Opportunities Series, Inc.


Date: December 19, 2007